Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 250	$ 14,087,043	$ 151,988	$ (8,880,613)	$ 710,823	$ 6,069,491
Balance, shares at Dec. 31, 2021	24,999,842
Stock-based compensation		371,540				371,540
Net loss				(6,369,245)		(6,369,245)
Foreign currency translation gain					(537,974)	(537,974)
Balance at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Balance, shares at Dec. 31, 2022	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(529,784)		(529,784)
Foreign currency translation gain					24,542	24,542
Disposal of subsidiary				120,160		120,160
Balance at Mar. 31, 2023	$ 250	14,551,468	151,988	(15,659,482)	197,391	(758,385)
Balance, shares at Mar. 31, 2023	24,999,842
Balance at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Balance, shares at Dec. 31, 2022	24,999,842
Net loss						(1,065,486)
Foreign currency translation gain						42,473
Balance at Sep. 30, 2023	$ 250	14,882,538	151,988	(16,195,184)	215,322	(945,086)
Balance, shares at Sep. 30, 2023	24,999,842
Balance at Dec. 31, 2022	$ 250	14,458,583	151,988	(15,249,858)	172,849	(466,188)
Balance, shares at Dec. 31, 2022	24,999,842
Stock-based compensation		371,540				371,540
Net loss				(2,090,694)		(2,090,694)
Foreign currency translation gain					8,301	8,301
Disposal of subsidiary				120,160		120,160
Capital contribution		145,300				145,300
Reverse stock split adjustment
Reverse stock split adjustment, shares	(8)					(24,999,834)
Balance at Dec. 31, 2023	$ 250	14,975,423	151,988	(17,220,392)	181,150	$ (1,911,581)
Balance, shares at Dec. 31, 2023	24,999,834
Balance at Mar. 31, 2023	$ 250	14,551,468	151,988	(15,659,482)	197,391	(758,385)
Balance, shares at Mar. 31, 2023	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(97,546)		(97,546)
Foreign currency translation gain					1,845	1,845
Capital contribution		145,300				145,300
Balance at Jun. 30, 2023	$ 250	14,789,653	151,988	(15,757,028)	199,236	(615,901)
Balance, shares at Jun. 30, 2023	24,999,842
Stock-based compensation		92,885				92,885
Net loss				(438,156)		(438,156)
Foreign currency translation gain					16,086	16,086
Balance at Sep. 30, 2023	$ 250	14,882,538	151,988	(16,195,184)	215,322	(945,086)
Balance, shares at Sep. 30, 2023	24,999,842
Balance at Dec. 31, 2023	$ 250	14,975,423	151,988	(17,220,392)	181,150	(1,911,581)
Balance, shares at Dec. 31, 2023	24,999,834
Stock-based compensation		92,885				92,885
Net loss				(603,600)		(603,600)
Foreign currency translation gain					33,520	33,520
Balance at Mar. 31, 2024	$ 250	15,068,308	151,988	(17,823,992)	214,670	(2,388,776)
Balance, shares at Mar. 31, 2024	24,999,834
Balance at Dec. 31, 2023	$ 250	14,975,423	151,988	(17,220,392)	181,150	(1,911,581)
Balance, shares at Dec. 31, 2023	24,999,834
Net loss						(1,326,569)
Foreign currency translation gain						$ (43,185)
Reverse stock split adjustment, shares						(24,999,834)
Balance at Sep. 30, 2024	$ 250	15,254,078	151,988	(18,546,961)	137,965	$ (3,002,680)
Balance, shares at Sep. 30, 2024	24,999,834
Balance at Mar. 31, 2024	$ 250	15,068,308	151,988	(17,823,992)	214,670	(2,388,776)
Balance, shares at Mar. 31, 2024	24,999,834
Stock-based compensation		92,885				92,885
Net loss				(176,783)		(176,783)
Foreign currency translation gain					19,428	19,428
Balance at Jun. 30, 2024	$ 250	15,161,193	151,988	(18,000,775)	234,098	(2,453,246)
Balance, shares at Jun. 30, 2024	24,999,834
Stock-based compensation		92,885				92,885
Net loss				(546,186)		(546,186)
Foreign currency translation gain					(96,133)	(96,133)
Balance at Sep. 30, 2024	$ 250	$ 15,254,078	$ 151,988	$ (18,546,961)	$ 137,965	$ (3,002,680)
Balance, shares at Sep. 30, 2024	24,999,834